Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAX
Summary of income tax expense

Income tax expense for the year ended December 31, 2020 consisted of the following components:

Deferred income taxes:
Federal	$8,606
State	580
Total deferred income taxes	9,186
Total income tax expense	$9,186

Summary of reconciliation of the statutory federal income tax with the provision for income taxes

	2020	2019
Loss before income taxes	$(17,438,519)	$(2,746,021)
Income tax benefit at U.S. Federal statutory rate	(3,662,089)	(576,664)
Permanent items	211,193	95,081
Change in valuation allowance	4,121,884	572,404
State income taxes, net of U.S. Federal income tax benefit	(661,802)	(90,821)
Income tax expense	$9,186	$—

Summary of significant components of the Company's deferred tax assets and liabilities

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$4,856,533	$812,183
Lease liabilities	15,679,593	39,604
Financing obligation	15,581,566	962,009
Other	19,607	3,811
	36,137,299	1,817,607
Valuation allowance	(4,921,773)	(799,889)
	31,215,526	1,017,718
Deferred tax liabilities:
Property and equipment	$(30,879,012)	$(982,871)
Operating lease right-of-use assets	(349,375)	(38,522)
	(31,228,387)	(1,021,393)
Net deferred tax liabilities	$(12,861)	$(3,675)